Exploration and Evaluation Costs - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Expensed exploration expenditures previously capitalized	$ (355)	$ (29)
Tangible exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Expensed exploration expenditures previously capitalized	$ 355	$ 29